REAL ESTATE-RELATED SECURITIES - Narrative (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) investment	Dec. 31, 2020 USD ($) investment	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Real estate-related securities	$ 42,071,000	$ 42,071,000	$ 38,194,000	$ 0
Credit losses		0	0
CMBS
Debt Instrument [Line Items]
Real estate-related securities	42,071,000	$ 42,071,000	$ 38,194,000	$ 0
Number of debt instruments | investment		3	4
Net investments in debt securities	28,500,000	$ 28,500,000	$ 76,600,000
Sale price		26,976,000	37,083,000
Proceeds from sale of CMBS		27,624,000	37,593,000
Gain on sale of CMBS		648,000	510,000
Unrealized gain on real estate-related securities	$ 1,900,000	$ 2,052,000	$ 1,657,000
One CMBS
Debt Instrument [Line Items]
Number of debt instruments | investment		1
Stated interest rate	0.00%	0.00%
Minimum | CMBS
Debt Instrument [Line Items]
Stated interest rate	2.70%	2.70%	4.00%
Maximum | CMBS
Debt Instrument [Line Items]
Stated interest rate	13.00%	13.00%	13.00%